Finance debt (Details 6) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	$ 5,171
Balance	5,171
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	1,969
Balance	$ 1,969
Syndicate Of Banks [Member] | Foreign countries [member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Date	12/16/2021
Maturity	11/16/2028
Available (Lines of Credit)	$ 4,111
Balance	$ 4,111
Syndicate Of Banks Two [Member] | Foreign countries [member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Date	8/7/2025
Maturity	11/16/2028
Available (Lines of Credit)	$ 1,060
Balance	$ 1,060
Bradesco [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	12/22/2025
Maturity	11/22/2030
Available (Lines of Credit)	$ 273
Balance	$ 273
Banco Itau [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	07/30/2025
Maturity	07/31/2030
Available (Lines of Credit)	$ 273
Balance	$ 273
Banco Do Brasil [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	03/23/2018
Maturity	09/26/2030
Available (Lines of Credit)	$ 636
Balance	$ 636
Banco Do Brasil 1 [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	10/4/2018
Maturity	4/9/2029
Available (Lines of Credit)	$ 727
Balance	$ 727
Caixa Economica Federal [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	11/23/2010
Available (Lines of Credit)	$ 60
Balance	$ 60